Labor obligations (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011
Labor obligations
Defined contribution plan, vesting percentage through fifth year	50.00%
Defined contribution plan, annual vesting percentage after fifth year	10.00%
Defined contribution plan, vesting percentage subsequent years	100.00%
Defined contribution plan, expense	$ 1,105	$ 1,666	$ 1,460
Defined contribution plan, payable to trust	$ 541	$ 2,628	$ 2,232
Defined benefit plan
Labor obligations
Seniority premiums singe payment equivalent, in days	12 days
Maximum seniority premiums singe payment equivalent, in days	20 days
Maximum single payment equivalent based on pensionable salary, in days	90 days
Early retirement age				60 years
Minimum service term for early retirement				10 years